Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2021 (Successor) and December 31, 2020 (Predecessor) and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	Period Ended
Description		December 31, 2021 (Successor)	December 31, 2020 (Predecessor)
Liabilities:

Tax receivable agreement	3	$4,600	$—
Legacy Fathom OpCo acquisitions contingent consideration	3	3,598	11,439
Sponsor earnout shares liability	3	9,380	—
Fathom earnout shares liability	3	64,300	—
Warrant liability— Public Warrants	1	7,600	—
Warrant liability— Private Placement Warrants	3	26,300	—

		$115,778	$11,439

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

	Period Ended
	December 31, 2021 (Successor)	December 31, 2020 (Predecessor)

Balance of recurring Level 3 liabilities at beginning of period	$141,438	$—
Total gains or losses for the period:
Included in earnings (income) loss	(33,260)	1,055
Issuances	—	11,737
Payments	—	(1,353)
Transfers into level 3	—	—
Transfers out of level 3	—	—

Balance of recurring level 3 liabilities at end of period	$108,178	$11,439